Income Taxes - Schedule of Income Tax Charged (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Tax Charged [Line Items]
Total tax	$ 2,060,123	$ 1,739,998	$ 3,299,522
Mexican companies [Member]
Schedule of Income Tax Charged [Line Items]
Income tax	1,053,009	1,291,378	2,549,851
Deferred Tax	(339,462)	(40,943)	(119,999)
Foreign companies [Member]
Schedule of Income Tax Charged [Line Items]
Income tax	1,299,798	403,436	599,940
Deferred Tax	$ 46,778	$ 86,127	$ 269,730